SCHEDULE OF COST OF SALES (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Inventory	$ 6,048,348	$ 3,420,713
Consulting and services	730,170	679,345
Other	35,866	310,719
Cost of sales	$ 6,814,384	$ 4,410,777